Rule 497(d)

                       FT 10447 - 40/60 Portfolio Series
 FT 10486 - Diversified Equity Strategic Allocation Port. 1Q '23 - Term 4/15/24
       FT 10494 - 40/60 Strategic Allocation Port. 1Q '23 - Term 4/16/24
       FT 10495 - 60/40 Strategic Allocation Port. 1Q '23 - Term 4/16/24
       FT 10495 - 75/25 Strategic Allocation Port. 1Q '23 - Term 4/16/24
                               (each, a "Trust")

                     Supplement to each Trust's Prospectus

      Notwithstanding anything to the contrary in the Prospectus for each Trust, the company name for the ticker symbol AMR in each Trust's portfolio is Alpha Metallurgical Resources, Inc.

January 31, 2023